Related Party Transactions (Details) - Schedule of remuneration of directors and other members of key management personnel - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel Abstract
Directors’ and officers’ consulting fees	$ 687,585	$ 200,858	$ 100,500
Exploration and evaluation expenditures	220,765	48,000	57,243
Total	$ 908,350	$ 248,858	$ 157,743